FAIR-VALUE MEASUREMENT - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR-VALUE MEASUREMENT
Impairment equity securities	¥ 0	¥ 0	¥ 2,382
Goodwill impairment loss	0	0	0
Intangible assets impairment loss	¥ 0	¥ 0	¥ 0